Earnings per share (Computation of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 8,445,226	$ 1,210,577	¥ 2,129,058	¥ 1,389,242
Net (income)/loss attributable to noncontrolling interests | ¥	8,033		139	(4,667)
Deemed dividend to mezzanine classified noncontrolling interests | ¥	(175,045)		(132,202)	(99,507)
Net income attributable to 58.com Inc. ordinary shareholders	¥ 8,278,214	$ 1,186,636	¥ 1,996,995	¥ 1,285,068
Denominator:
Weighted average number of ordinary shares used in computing net earnings/(loss) per share-basic | shares	297,836,268	297,836,268	294,902,518	291,475,725
Weighted average number of ordinary shares used in computing net earnings/(loss) per share-diluted | shares	301,449,100	301,449,100	299,711,258	295,304,995
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - basic | (per share)	¥ 27.79	$ 3.98	¥ 6.77	¥ 4.41
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - diluted | (per share)	27.46	3.94	6.66	4.35
Net earnings/(loss) per ADS attributable to ordinary shareholders-basic | (per share)	55.59	7.97	13.54	8.82
Net earnings/(loss) per ADS attributable to ordinary shareholders -diluted | (per share)	¥ 54.92	$ 7.87	¥ 13.33	¥ 8.70